Issued capital and reserves - Narrative (Details) - shares	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of classes of share capital [line items]
Effects of the capital reorganisation (in shares)	0	151,542,785		0	151,542,785
Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Stock issued during period, new issues (in shares)	5,000,000	0		5,000,000	0
Ordinary shares
Disclosure of classes of share capital [line items]
Effects of the capital reorganisation (in shares)	0	127,824,796	0	0	127,824,796	0
Ordinary shares | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Stock issued during period, new issues (in shares)	5,000,000	0	0	5,000,000	0	0
Ordinary shares | Issued capital | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Stock issued during period, new issues (in shares)	5,000,000